Income Taxes Earnings Before Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 316	$ 502	$ 553
Income (Loss) from Continuing Operations before Income Taxes, Foreign	689	517	655
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 1,005	$ 1,019	$ 1,208